UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    ZPR Investment Management, Inc.
Address: 1642 North Volusia Avenue
         Orange City, FL  32763

13F File Number:  028-NEW

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Ted Bauchle
Title:     Vice President
Phone:     386-775-1177

Signature, Place, and Date of Signing:

 /s/ Ted Bauchle     Orange City, FL     July 08, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    34

Form 13F Information Table Value Total:    $96,990 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVANCED ENERGY INDS           COM              007973100     1521   102870 SH       SOLE                   102870        0        0
AMERICAS CAR MART INC          COM              03062T105     1469    44530 SH       SOLE                    44530        0        0
AMTECH SYS INC                 COM PAR $0.01N   032332504     4315   209065 SH       SOLE                   209065        0        0
BLACK BOX CORP DEL             COM              091826107     2020    64610 SH       SOLE                    64610        0        0
BOOKS-A-MILLION INC            COM              098570104     1631   470080 SH       SOLE                   470080        0        0
BROWN SHOE INC NEW             COM              115736100     1356   127280 SH       SOLE                   127280        0        0
BUCKEYE TECHNOLOGIES INC       COM              118255108     1537    56955 SH       SOLE                    56955        0        0
CHASE CORP                     COM              16150R104     1489    88832 SH       SOLE                    88832        0        0
CORINTHIAN COLLEGES INC        COM              218868107     1590   373130 SH       SOLE                   373130        0        0
CPI AEROSTRUCTURES INC         COM NEW          125919308     2141   157090 SH       SOLE                   157090        0        0
DDI CORP                       COM 0.0001 NEW   233162502     4360   457052 SH       SOLE                   457052        0        0
DESTINATION MATERNITY CORP     COM              25065D100     3049   152580 SH       SOLE                   152580        0        0
ENTEGRIS INC                   COM              29362U104     3536   349435 SH       SOLE                   349435        0        0
EPLUS INC                      COM              294268107     1535    58050 SH       SOLE                    58050        0        0
GT SOLAR INTL INC              COM              3623E0209     9012   556325 SH       SOLE                   556325        0        0
HELEN OF TROY CORP LTD         COM              G4388N106     4195   121495 SH       SOLE                   121495        0        0
INTEGRATED SILICON SOLUTION    COM              45812P107     1157   119630 SH       SOLE                   119630        0        0
IXYS CORP                      COM              46600W106     2996   199970 SH       SOLE                   199970        0        0
LITTELFUSE INC                 COM              537008104      514     8755 SH       SOLE                     8755        0        0
LTX-CREDENCE CORP              COM NEW          502403207      889    99420 SH       SOLE                    99420        0        0
MATERIAL SCIENCES CORP         COM              576674105     2541   350535 SH       SOLE                   350535        0        0
METROPOLITAN HEALTH NETWORKS   COM              592142103     7434  1551879 SH       SOLE                  1551879        0        0
MKS INSTRUMENT INC             COM              55306N104     1578    59715 SH       SOLE                    59715        0        0
NANOMETRICS INC                COM              630077105     7042   370835 SH       SOLE                   370835        0        0
NEWMARKET CORP                 COM              651587107     4044    23690 SH       SOLE                    23690        0        0
NN INC                         COM              629337106      914    61067 SH       SOLE                    61067        0        0
P C CONNECTION                 COM              69318J100     1494   180403 SH       SOLE                   180403        0        0
POWER ONE INC NEW              COM              73930R102     2278   281190 SH       SOLE                   281190        0        0
RADIOSHACK CORP                COM              750438103     2884   216668 SH       SOLE                   216668        0        0
RUDOLPH TECHNOLOGIES INC       COM              781270103     3033   283215 SH       SOLE                   283215        0        0
SCHWEITZER-MAUDUIT INTL INC    COM              808541106     1642    29240 SH       SOLE                    29240        0        0
SYNNEX CORP                    COM              87162W100     6690   211045 SH       SOLE                   211045        0        0
USA MOBILITY INC               COM              90341G103     2939   192620 SH       SOLE                   192620        0        0
VSE CORP                       COM              918284100     2165    86963 SH       SOLE                    86963        0        0